SUPPLEMENT
                             dated november 4, 2002
                                     to the

                           USAA Life Insurance Company
              Variable Annuity Prospectus dated May 1, 2002 and the
      Variable Universal Life Insurance Policy Prospectus dated May 1, 2002

This information amends the USAA Life Insurance Company Variable Annuity Prospectus ("VA Prospectus") and the USAA Life Insurance Company Variable Universal Life Insurance Policy Prospectus ("VUL Prospectus") as follows:

1.   Page 10/10A of the VA Prospectus, Annual Expenses of the Funds.

       -- The Management Fee for USAA Life World Growth fund is changed to .35% and Other Expenses After Expense Reimbursement is changed to .30%.

2.   Page 12/12A of the VUL Prospectus, Fund Fees and Other Expenses.

       -- The Management Fee for USAA Life Investment Trust World Growth Fund is changed to .35% and Other Expenses After Expense Reimbursement is changed to .30%.

3. Page 12/12A of the VA Prospectus and Page 22/22A of the VUL Prospectus, Variable Fund Accounts, USAA Life Growth and Income Fund.

       --   The objective is changed to read as follows:

              Primary:           Capital growth
              Secondary:         Current income.

4.   Page 17/17A of the VA Prospectus, Dollar Cost Averaging Program

       --   The third sentence of the first paragraph is deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE